Income Taxes (Details) - Schedule of Significant Components of our Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Significant Components of our Deferred Tax Assets and Liabilities [Abstract]
NOL carryforwards	$ 17,957	$ 60,710
Credits		195
Bad debt reserve	2,799	1,382
Inventory reserve	3,764	2,724
Warranty reserve	619	651
Revenue warranty	529	155
Interest expense carryover	5,503	3,445
Accrued compensation	404	678
Deferred revenue	131	195
ASC 842 leases	10	12
Fixed assets	219	328
Intangibles	32
Capitalized research and development	808	509
Other	6,985	2,837
Total	39,760	73,821
Valuation allowance	(38,407)	(63,737)
Net deferred tax assets	1,353	10,084
Deferred income tax liabilities
Accounting method change		(18)
Capitalized software	(594)	(234)
Fixed assets
Intangibles		(9,084)
Convertible debt	(759)	(748)
Refundable and deferred income taxes